Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 5,600	$ 5,361
Dividend income	2,436	2,670
Interest expense on lease liabilities	110	123
Interest income [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	576	521
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 4	$ 7